Taxes on Income (Details) - Schedule of tax rate applicable to income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Tax Rate Applicable To Income [Abstract]
Loss before taxes	$ (2,901)	$ (2,347)	$ (1,969)
Sweden corporate tax rate	20.60%	20.60%	21.40%
Theoretical tax benefit	$ (598)	$ (484)	$ (421)
Effect of different tax rates in foreign subsidiaries	65	(18)	(36)
Tax losses incurred in the reporting year for which deferred taxes were not created	533	502	458
Taxes on income for the reported year			$ 1